Intangible assets (Tables)	6 Months Ended
Jun. 30, 2019
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Summary by Class of Assets
10.1.	By class of assets

	Rights and Concessions	Software	Goodwill	Total
Balance at January 1, 2018	1,801	321	218	2,340

Addition	841	85	—	926
Capitalized borrowing costs	—	4	—	4
Write-offs	(15)	—	—	(15)
Transfers	(42)	6	14	(22)
Amortization	(14)	(98)	—	(112)
Cumulative translation adjustment	(241)	(46)	(29)	(316)

Balance at December 31, 2018	2,330	272	203	2,805

Cost	2,549	1,592	203	4,344
Accumulated amortization	(219)	(1,320)	—	(1,539)

Balance at December 31, 2018	2,330	272	203	2,805

Addition	6	21	—	27
Capitalized borrowing costs	—	1	—	1
Write-offs	(8)	(4)	—	(12)
Transfers	(82)	(48)	(116)	(246)
Amortization	(6)	(21)	—	(27)
Impairment recognition	(1)	(1)	—	(2)
Cumulative translation adjustment	22	16	(1)	37

Balance at June 30, 2019	2,261	236	86	2,583

Cost	2,460	1,511	86	4,057
Accumulated amortization	(199)	(1,275)	—	(1,474)

Balance at June 30, 2019	2,261	236	86	2,583

Estimated useful life in years	(* )	5	Indefinite

(*)	Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.